Share-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of grant date fair value and related assumptions of Options granted

The expected time to liquidity is based on management’s estimate. The risk-free rate is based on the U.S. Treasury yield curve for a term equivalent to the estimated time to liquidity.

	Nine months ended September 30,
	2016	2017
Option valuation assumptions:
Expected dividend yield	—%	—%
Expected volatility	55%	66%
Risk-free interest rate	1.67%	1.80%
Expected term (in years)	6.3	6.2

The expected dividend yield is 0% for all stock awards.

	Year Ended December 31,
	2014	2015	2016
Option valuation assumptions:
Expected dividend yield	—%	—%	—%
Expected volatility	73%	55%	56%
Risk-free interest rate	1.63%	1.69%	1.64%
Expected term (in years)	5.0	6.4	6.3

Schedule of Share-based Compensation, Stock Options, Activity

A summary of the changes in stock options outstanding during the nine months ended September 30, 2017, is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (years)	Aggregate Intrinsic Value
Options outstanding as of December 31, 2016	895,100	$13.35
Granted	224,750	$15.91
Canceled	(35,000)	$16.98

Options outstanding as of September 30, 2017	1,084,850	$13.76	7.8	$2,479,475

A summary of the changes in stock options outstanding during the year ended December 31, 2016, is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (years)	Aggregate Intrinsic Value
Options outstanding as of December 31, 2015	765,375	$12.46
Granted	247,600	$17.01
Canceled	(117,875)	$15.25

Options outstanding as of December 31, 2016	895,100	$13.35	8.2	$3,457,748

Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	The following is provided for stock options granted:

	Year Ended December 31,
	2014	2015	2016
Weighted average grant date fair value	$5.38	$7.44	$8.96